Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis consisted of the following at the respective balance sheet dates shown below:

September 30, 2017
	Level 1	Level 2	Level 3 (a)	Reclassification (b)	Total
Assets:
Commodity contracts	$27	$90	$182	$3	$302
Interest rate swaps	—	2	—	7	9
Nuclear decommissioning trust — equity securities (c)	486	—	—	—	486
Nuclear decommissioning trust — debt securities (c)	—	365	—	—	365

Sub-total	$513	$457	$182	$10	1,162

Assets measured at net asset value (d):
Nuclear decommissioning trust — equity securities (c)					281

Total assets					$1,443

Liabilities:
Commodity contracts	$28	$25	$25	$3	$81
Interest rate swaps	—	16	—	7	23

Total liabilities	$28	$41	$25	$10	$104

December 31, 2016
	Level 1	Level 2	Level 3 (a)	Reclassification (b)	Total
Assets:
Commodity contracts	$167	$131	$98	$—	$396
Interest rate swaps	—	5	—	13	18
Nuclear decommissioning trust — equity securities (c)	425	—	—	—	425
Nuclear decommissioning trust — debt securities (c)	—	340	—	—	340

Sub-total	$592	$476	$98	$13	1,179

Assets measured at net asset value (d):
Nuclear decommissioning trust — equity securities (c)					247

Total assets					$1,426

Liabilities:
Commodity contracts	$302	$15	$15	$—	$332
Interest rate swaps	—	16	—	13	29

Total liabilities	$302	$31	$15	$13	$361

(a)	See table below for description of Level 3 assets and liabilities.
(b)	Fair values are determined on a contract basis, but certain contracts result in a current asset and a noncurrent liability, or vice versa, as presented in our condensed consolidated balance sheets.
(c)	The nuclear decommissioning trust investment is included in the other investments line in our condensed consolidated balance sheets. See Note 16.
(d)	The fair value amounts presented in this line are intended to permit reconciliation of the fair value hierarchy to the amounts presented in our condensed consolidated balance sheets. Certain investments measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.

Assets and liabilities measured at fair value on a recurring basis consisted of the following at the respective balance sheet dates shown below:

Successor
December 31, 2016
	Level 1	Level 2	Level 3 (a)	Reclassification (b)	Total
Assets:
Commodity contracts	$167	$131	$98	$—	$396
Interest rate swaps	—	5	—	13	18
Nuclear decommissioning trust — equity securities (c)	425	—	—	—	425
Nuclear decommissioning trust — debt securities (c)	—	340	—	—	340

Subtotal	$592	$476	$98	$13	1,179

Assets measured at net asset value (d):
Nuclear decommissioning trust — equity securities (c)					247

Total assets					$1,426

Liabilities:
Commodity contracts	$302	$15	$15	$—	$332
Interest rate swaps	—	16	—	13	29

Total liabilities	$302	$31	$15	$13	$361

Predecessor
December 31, 2015
	Level 1	Level 2	Level 3 (a)	Reclassification (b)	Total
Assets:
Commodity contracts	$385	$41	$49	$—	$475
Nuclear decommissioning trust — equity securities (c)	380	—	—	—	380
Nuclear decommissioning trust — debt securities (c)	—	319	—	—	319

Subtotal	$765	$360	$49	$—	1,174

Assets measured at net asset value (d):
Nuclear decommissioning trust — equity securities (c)					219

Total assets					$1,393

Liabilities:
Commodity contracts	$128	$64	$12	$—	$204

Total liabilities	$128	$64	$12	$—	$204

(a)	See table below for description of Level 3 assets and liabilities.
(b)	Fair values are determined on a contract basis, but certain contracts result in a current asset and a noncurrent liability, or vice versa, as presented in the consolidated balance sheets.
(c)	The nuclear decommissioning trust investment is included in the investments line in the condensed consolidated balance sheets. See Note 22.
(d)	Certain investments measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this line are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the condensed consolidated balance sheets.

Schedule of Fair Value of the Level 3 Assets and Liabilities by Major Contract Type (All Related to Commodity Contracts) and the Significant Unobservable Inputs Used in the Valuations

The following tables present the fair value of the Level 3 assets and liabilities by major contract type and the significant unobservable inputs used in the valuations at September 30, 2017 and December 31, 2016:

September 30, 2017
	Fair Value
Contract Type (a)	Assets	Liabilities	Total	Valuation Technique	Significant Unobservable Input	Range (b)
Electricity purchases and sales	$101	$(8)	$93	Valuation Model	Hourly price curve shape (c)	$0 to $35/ MWh
					Illiquid delivery periods for ERCOT hub power prices and heat rates (d)	$20 to $60/ MWh
Electricity options	33	(13)	20	Option Pricing Model	Gas to power correlation (e)	30% to 95%
					Power volatility (e)	5% to 180%
Electricity congestion revenue rights	35	(4)	31	Market Approach (f)	Illiquid price differences between settlement points (g)	$0 to $15/ MWh
Other (h)	13	—	13

Total	$182	$(25)	$157

December 31, 2016
	Fair Value
Contract Type (a)	Assets	Liabilities	Total	Valuation Technique	Significant Unobservable Input	Range (b)
Electricity purchases and sales	$32	$—	$32	Valuation Model	Hourly price curve shape (c)	$0 to $35/ MWh
					Illiquid delivery periods for ERCOT hub power prices and heat rates (d)	$30 to $70/ MWh
Electricity congestion revenue rights	42	(6)	36	Market Approach (f)	Illiquid price differences between settlement points (g)	$0 to $10/ MWh
Other (h)	24	(9)	15

Total	$98	$(15)	$83

(a)	Electricity purchase and sales contracts include power and heat rate positions in ERCOT regions. Electricity congestion revenue rights contracts consist of forward purchase contracts (swaps and options) used to hedge electricity price differences between settlement points within ERCOT. Electricity options consist of physical electricity options and spread options.
(b)	The range of the inputs may be influenced by factors such as time of day, delivery period, season and location.
(c)	Based on the historical range of forward average hourly ERCOT North Hub prices.
(d)	Based on historical forward ERCOT power price and heat rate variability.
(e)	Based on historical forward correlation and volatility within ERCOT.
(f)	While we use the market approach, there is insufficient market data to consider the valuation liquid.
(g)	Based on the historical price differences between settlement points within ERCOT hubs and load zones.
(h)	Other includes contracts for natural gas, coal and coal options. December 31, 2016 also includes an immaterial amount of electricity options.

The following tables present the fair value of the Level 3 assets and liabilities by major contract type and the significant unobservable inputs used in the valuations at December 31, 2016 and 2015:

Successor
December 31, 2016
	Fair Value
Contract Type (a)	Assets	Liabilities	Total	Valuation Technique	Significant Unobservable Input	Range (b)
Electricity purchases and sales	$32	$—	$32	Valuation Model	Hourly price curve shape (d)	$0 to $35/MWh
					Illiquid delivery periods for ERCOT hub power prices and heat rates (e)	$30 to $70/MWh
Electricity congestion revenue rights	42	(6)	36	Market Approach (f)	Illiquid price differences between settlement points (g)	$0 to $10/MWh
Other (h)	24	(9)	15

Total	$98	$(15)	$83

Predecessor
December 31, 2015
	Fair Value
Contract Type (a)	Assets	Liabilities	Total	Valuation Technique	Significant Unobservable Input	Range (b)
Electricity purchases and sales	$1	$(1)	$—	Valuation Model	Illiquid pricing locations (c)	$15 to $35/MWh
					Hourly price curve shape (d)	$15 to $45/MWh
Electricity congestion revenue rights	39	(4)	35	Market Approach (f)	Illiquid price differences between settlement points (g)	$0 to $10/MWh
Other (h)	9	(7)	2

Total	$49	$(12)	$37

(a)	Electricity purchase and sales contracts include power and heat rate hedging positions in ERCOT regions. Electricity options contracts consist of physical electricity options and spread options. Electricity congestion revenue rights contracts consist of forward purchase contracts (swaps and options) used to hedge electricity price differences between settlement points within ERCOT.
(b)	The range of the inputs may be influenced by factors such as time of day, delivery period, season and location.
(c)	Based on the historical range of forward average monthly ERCOT hub and load zone prices.
(d)	Based on the historical range of forward average hourly ERCOT North Hub prices.
(e)	Based on historical forward ERCOT power price and heat rate variability.
(f)	While we use the market approach, there is insufficient market data to consider the valuation liquid.
(g)	Based on the historical price differences between settlement points within ERCOT hubs and load zones.
(h)	Other includes contracts for ancillary services, natural gas, electricity options and coal options.

Schedule of Changes in Fair Value of the Level 3 Assets and Liabilities

The following table presents the changes in fair value of the Level 3 assets and liabilities for the three and nine months ended September 30, 2017 and 2016.

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2017	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2017	Nine Months Ended September 30, 2016
Net asset (liability) balance at beginning of period	$75	$(9)	$83	$37

Total unrealized valuation gains (losses)	132	126	139	122
Purchases, issuances and settlements (a):
Purchases	16	11	51	37
Issuances	(5)	(4)	(19)	(20)
Settlements	(45)	(24)	(87)	(51)
Transfers into Level 3 (b)	—	—	4	1
Transfers out of Level 3 (b)	—	—	2	1
Earn-out provision (c)	(16)	—	(16)	—
Net liabilities assumed in the Lamar and Forney Acquisition (Note 3)	—	(3)	—	(30)

Net change (d)	82	106	74	60

Net asset balance at end of period	$157	$97	$157	$97

Unrealized valuation gains relating to instruments held at end of period	$106	$92	$110	$98

(a)	Settlements reflect reversals of unrealized mark-to-market valuations previously recognized in net income. Purchases and issuances reflect option premiums paid or received.
(b)	Includes transfers due to changes in the observability of significant inputs. All Level 3 transfers during the periods presented are in and out of Level 2.
(c)	Represents initial fair value of the earn-out provision incurred as part of the Odessa Acquisition. See Note 3.
(d)	Substantially all changes in value of commodity contracts (excluding the initial fair value of the earn-out provision related to the Odessa Acquisition in 2017 and the net liability assumed in the Lamar and Forney Acquisition in 2016) are reported as operating revenues in our condensed statements of consolidated income (loss). Activity excludes change in fair value in the month positions settle.

The following table presents the changes in fair value of the Level 3 assets and liabilities for the Successor period from October 3, 2016 through December 31, 2016, the Predecessor period from January 1, 2016 through October 2, 2016 and the years ended December 31, 2015 and 2014.

	Successor	Predecessor
	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
			2015	2014
Net asset (liability) balance at beginning of period (a)	$81	$37	$35	$(973)

Total unrealized valuation gains (losses)	31	122	27	(97)
Purchases, issuances and settlements (b)
Purchases	15	37	49	63
Issuances	(7)	(20)	(13)	(5)
Settlements	(30)	(51)	(48)	1,053
Transfers into Level 3 (c)	3	1	1	—
Transfers out of Level 3 (c)	(10)	1	(14)	(6)
Net liabilities assumed in the Lamar and Forney Acquisition (Note 6) (d)	—	(30)	—	—

Net change (e)	2	60	2	1,008

Net asset balance at end of period	$83	$97	$37	$35

Unrealized valuation gains (losses) relating to instruments held at end of period	$28	$98	$18	$(5)

(a)	The beginning balance for the Successor period reflects a $16 million adjustment to the fair value of certain Level 3 assets driven by power prices utilized by the Successor for unobservable delivery periods.
(b)	Settlements reflect reversals of unrealized mark-to-market valuations. Purchases and issuances reflect option premiums paid or received, respectively.
(c)	Includes transfers due to changes in the observability of significant inputs. All Level 3 transfers during the periods presented are in and out of Level 2.
(d)	Includes fair value of Level 3 assets and liabilities as of the purchase date and any related rolloff between the purchase date and the period ended October 2, 2016.
(e)

Activity excludes changes in fair value in the month the positions settled as well as amounts related to positions entered into and settled in the same quarter. For the Successor period, substantially all changes in values of commodity contracts are reported in the statements of consolidated income (loss) in operating revenues or fuel, purchased power costs and delivery fees. For the Predecessor period, substantially all changes in values of commodity contracts (excluding net liabilities assumed in the Lamar and Forney Acquisition) are reported in the statements of consolidated income (loss) in net gain from commodity hedging and trading activities.